Income Taxes (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax benefit at federal statutory rate	$ 11,678,252	$ (239,001)	$ (81,064)
Income tax benefit at federal statutory rate	21.00%	21.00%	21.00%
State and local income taxes net of federal tax benefit	$ 267,103	$ (27,523)	$ (10,786)
State and local income taxes net of federal tax benefit	0.50%	2.40%	2.80%
Rate differentials	$ 4,020	$ 919	$ (32,230)
Rate differentials	0.00%	(0.10%)	8.30%
Meals and entertainment, non-deductible expenses and tax-exempt income	$ 72,503	$ 1,042	$ 1,682
Meals and entertainment, non-deductible expenses and tax-exempt income	(0.10%)	(0.10%)	(0.40%)
Incentive stock option expense	$ 59,055	$ 11,945
Incentive stock option expense	(0.10%)	(1.10%)	0.00%
Nondeductible goodwill impairment	$ 4,553,171
Nondeductible goodwill impairment	(8.20%)	0.00%	0.00%
Nondeductible commitment fee	$ 4,893,253
Nondeductible commitment fee	(8.80%)	0.00%	0.00%
PPP loan forgiveness income		$ (9,765)
PPP loan forgiveness income	0.00%	0.90%	0.00%
Research and development credits		$ 13,852	$ 8,234
Research and development credits	0.00%	1.20%	2.10%
Research and development credits		$ (13,852)	$ (8,234)
STI taxable income prior to merger		$ (41,843)	$ (48,417)
STI taxable income prior to merger	0.00%	3.70%	12.50%
Change in provision for uncertain tax positions	$ 1,177
Change in provision for uncertain tax positions	0.00%	0.00%	0.00%
Change in valuation allowance	$ 2,376,299	$ 319,048	$ 99,179
Change in valuation allowance	(4.30%)	(28.00%)	(25.60%)
Provision for (Benefit from) Income Taxes	$ 6,083	$ 970	$ (79,870)
Provision for (Benefit from) Income Taxes	0.00%	(0.10%)	20.70%